Segment reporting (Details 2) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)		Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)		Mar. 31, 2024 INR (₨)
Disclosure of operating segments [line items]
Revenues	₨ 335,933	[1]	$ 3,580	₨ 325,535	[1]	₨ 279,164	[1]
Global Generic [Member]
Disclosure of operating segments [line items]
Revenues	299,033			289,552		245,453
Global Generic [Member] | Oncology [member]
Disclosure of operating segments [line items]
Revenues	63,131			85,798		67,563
Global Generic [Member] | Nervous System [Member]
Disclosure of operating segments [line items]
Revenues	61,292			43,345		29,760
Global Generic [Member] | Pain Management [Member]
Disclosure of operating segments [line items]
Revenues	30,114			27,552		23,990
Global Generic [Member] | Gastrointestinal [Member]
Disclosure of operating segments [line items]
Revenues	27,620			25,315		23,368
Global Generic [Member] | Respiratory [Member]
Disclosure of operating segments [line items]
Revenues	21,868			17,034		16,326
Global Generic [Member] | Cardiovascular [Member]
Disclosure of operating segments [line items]
Revenues	21,204			18,551		17,291
Global Generic [Member] | Anti-Infective [Member]
Disclosure of operating segments [line items]
Revenues	13,196			12,774		15,896
Global Generic [Member] | Diabetology [Member]
Disclosure of operating segments [line items]
Revenues	12,432			7,452		5,336
Global Generic [Member] | Hematology [Member]
Disclosure of operating segments [line items]
Revenues	8,346			8,628		10,949
Global Generic [Member] | Dermatology [Member]
Disclosure of operating segments [line items]
Revenues	8,132			6,427		5,680
Global Generic [Member] | Nutraceutical [Member]
Disclosure of operating segments [line items]
Revenues	8,020			9,130		7,691
Global Generic [Member] | Others [Member]
Disclosure of operating segments [line items]
Revenues	₨ 23,678			₨ 27,546		₨ 21,603

[1]	Revenues for the year ended March 31, 2026 do not include inter-segment revenues from the PSAI segment to the Global Generics segment, of Rs.7,270 (as compared to Rs.9,389 and Rs.10,707 for the years ended March 31, 2025 and 2024, respectively) and from the PSAI segment to the Others segment of Rs.0 (as compared to Rs.0 and Rs.72 for the years ended March 31, 2025 and 2024, respectively)